STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

January 21, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	Dreyfus BNY Mellon Funds, Inc.
Pre-Effective Amendment to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of Dreyfus BNY Mellon Funds, Inc. (the "Company"), and pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, we transmit herewith for filing with the Securities and Exchange Commission (the "Commission") Pre-Effective Amendment No. 4 (the "Amendment") to the Company's Registration Statement on Form N-1A, filed with the Commission on November 13, 2013 (the "Registration Statement").

The Amendment is being filed in order to include the Company's financial statements and report of independent accounting firm in the statement of additional information (the "SAI"), to file all required exhibits and to make certain minor, non-substantive changes to the prospectus and SAI.  The prospectus included in the Amendment has been marked to indicate changes from the version included in Pre-Effective Amendment No. 2 to the Registration Statement, filed with the Commission on December 23, 2013, and the SAI included in the Amendment has been marked to indicate changes from the version included in the Registration Statement.

Please telephone the undersigned at 212.806.5698, or Janna Manes of this office at 212.806.6141, if you have any questions.

Very truly yours,

/s/ Kirk Anderson
Kirk Anderson

cc:           Janna Manes

January 21, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	Dreyfus BNY Mellon Funds, Inc.

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

DREYFUS BNY MELLON FUNDS, INC.

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President